SCHEDULE OF AUTHORIZED SHARE CAPITAL (Details) (Parenthetical) $ in Thousands, $ in Thousands	Sep. 20, 2022 USD ($) shares	Sep. 20, 2022 CAD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Sep. 22, 2021 USD ($) shares	Sep. 22, 2021 CAD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Interest payments on debentures			$ 694	$ 888	$ 706	$ 903			$ 727	$ 888
Globex Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,329,787	1,329,787					232,240	232,240
Value of common shares issued	$ 450	$ 598					$ 305	$ 385